Summary of Significant Accounting Policies (Details Textual) - AUD ($)		1 Months Ended		12 Months Ended
	Jun. 02, 2013	Jul. 24, 2020	May 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jul. 02, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Reserves					$ 110,400		$ 489,586
Warrants			800,000				1,220,000
Shares issuance related description	Shares issued to Grandlodge Pty Ltd for services. Commencing 1 June 2013, Immuron Limited contracted Grandlodge on normal commercial terms and conditions to provide warehousing, distribution, and invoicing services for Immuron's products for A$70,000 per annum. The terms of the agreement was to have fees payable in new fully paid ordinary shares in Immuron Limited as a set price of A$0.16 per share.
Increase in share capital and accumulated losses							$ 297,204
General and administrative expenses				$ 3,170,078	23,678	$ 57,653	$ 457,676
Weighted average lessee's incremental borrowing rate								5.37%
Decrease in retained earnings								$ 1,479
Raw materials					225,765
Raw materials non-current				1,722,349	1,862,063
Other income R&D tax concession refund				308,225	531,005
Assistance packages				154,904
Net impairment losses					$ (13,394)	$ (163,600)
Subsequent Event [Member]
Disclosure of detailed information about property, plant and equipment [line items]
American depositary shares, description		The company completed a capital raising comprising 1,066,668 American Depositary Shares (ADS) at US$18.75 per security. The gross proceeds to the company were US$18,379,623.
Bottom of Range [Member] | Right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives				3 years
Bottom of Range [Member] | Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives				2 years
Bottom of Range [Member] | Furniture, fittings and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives				3 years
Top of Range [Member] | Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives				5 years
Top of Range [Member] | Furniture, fittings and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives				15 years